NET REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NET REVENUES
Net revenues	¥ 1,202,670	$ 174,371	¥ 720,768	¥ 415,514
Revenue from LiDAR products
NET REVENUES
Net revenues	1,122,237		685,333	346,068
Revenue from gas detection products
NET REVENUES
Net revenues	23,967		19,533	68,599
Other revenues
NET REVENUES
Net revenues	5,663		1,200	¥ 847
Engineering design, development and validation service
NET REVENUES
Net revenues	43,101		14,026
Extended warranties
NET REVENUES
Net revenues	¥ 7,702		¥ 676